Expense Example {- Fidelity Freedom® 2025 Fund} - 03.31 Fidelity Freedom Funds Combo PRO - Class K6-10 - Fidelity Freedom® 2025 Fund - Class K6	May 28, 2022 USD ($)
Expense Example:
1 year	$ 45
3 years	139
5 years	241
10 years	$ 528